Income Taxes - Schedule of Income Tax Expense (Benefit) (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended									12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Current Tax (Benefit) Expense
Federal										$ (166)	$ (72)	$ (162)
State and local										(40)	12	(55)
Total Current Tax (Benefit) Expense										(206)	(60)	(217)
Deferred Tax Expense (Benefit)
Federal										254	163	165
State and local										58	15	41
Investment tax credit amortization										(3)	(4)	(3)
Total Deferred Tax Expense										309	174	203
Consolidated Income Tax Expense (Benefit) Related to Continuing Operations	$ 11	$ 57	$ 26	$ 9	$ 10	$ 58	$ 19	$ 27	$ 15	$ 103	$ 114	$ (14)